FINANCIAL INSTRUMENTS - Measurement of fair value (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
FINANCIAL INSTRUMENTS
Total financial assets	R$ 1,750,841	R$ 1,886,067
Total financial liabilities	17,339,894	18,925,008
Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Total financial assets	1,750,841	1,886,067
Total financial liabilities	17,339,894	18,925,008
Short-term debts | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	1,822,183	2,004,341
Unrealized losses on financial instruments
FINANCIAL INSTRUMENTS
Total financial liabilities	5,245	1,267
Unrealized losses on financial instruments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	5,245
Non-current financial liabilities		1,267
Other current liabilities
FINANCIAL INSTRUMENTS
Total financial liabilities	988,967	625,410
Other current liabilities | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	988,967	625,410
Long-term debt | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	11,545,658	14,457,315
Debentures
FINANCIAL INSTRUMENTS
Total financial liabilities	1,538,873	47,928
Debentures | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	1,538,873	47,928
Obligation with FIDC
FINANCIAL INSTRUMENTS
Total financial liabilities	938,526	1,135,077
Obligation with FIDC | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	938,526	1,135,077
Other non-current liabilities
FINANCIAL INSTRUMENTS
Total financial liabilities	499,092	653,670
Other non-current liabilities | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	499,092	653,670
Short-term investments
FINANCIAL INSTRUMENTS
Total financial assets	459,470	821,518
Short-term investments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	459,470	821,518
Unrealized gains on financial instruments
FINANCIAL INSTRUMENTS
Total financial assets	33,417
Unrealized gains on financial instruments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	30,711
Other current assets
FINANCIAL INSTRUMENTS
Total financial assets	780,423	469,737
Other current assets | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	780,423	469,737
Related parties
FINANCIAL INSTRUMENTS
Total financial assets	27,939	51,839
Total financial liabilities	1,350
Related parties | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	27,939	51,839
Non-current financial liabilities	1,350
Unrealized gains on financial instruments, noncurrent | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	2,706
Other non-current assets
FINANCIAL INSTRUMENTS
Total financial assets	449,592	542,973
Other non-current assets | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	449,592	542,973
Quoted Prices Active Markets for Identical Assets (Level 1) | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Total financial assets	114,027	238,008
Quoted Prices Active Markets for Identical Assets (Level 1) | Short-term investments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	114,027	238,008
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Total financial assets	1,636,814	1,648,059
Total financial liabilities	17,339,894	18,925,008
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Short-term debts | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	1,822,183	2,004,341
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Unrealized losses on financial instruments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	5,245
Non-current financial liabilities		1,267
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other current liabilities | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial liabilities	988,967	625,410
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Long-term debt | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	11,545,658	14,457,315
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Debentures | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	1,538,873	47,928
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Obligation with FIDC | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	938,526	1,135,077
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other non-current liabilities | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial liabilities	499,092	653,670
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Short-term investments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	345,443	583,510
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Unrealized gains on financial instruments | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	30,711
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other current assets | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Current financial assets	780,423	469,737
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Related parties | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	27,939	51,839
Non-current financial liabilities	1,350
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Unrealized gains on financial instruments, noncurrent | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	2,706
Quoted Prices in Non-Active Markets for Similar Assets (Level 2) | Other non-current assets | Fair Value - Measured at Fair Value on a Recurring Basis
FINANCIAL INSTRUMENTS
Non-current financial assets	R$ 449,592	R$ 542,973